Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	As of March 31, 2025
	Level 1		Level 2	Level 3	Total
	RMB		RMB	RMB	RMB
	(in millions)
Assets
Time deposits and certificate of deposits (i)	—		357,569	—	357,569
Wealth management products (i)	—		83,144	—	83,144
Marketable debt securities (i)	—		16,129	—	16,129
Restricted cash and escrow receivables	43,781		—	—	43,781
Listed equity securities (ii)	67,712	(v)	9,918	—	77,630
Convertible and exchangeable bonds (ii)	—		145	818	963
Option and forward agreements (iii)	—		87	814	901
Deferred consideration (iii)	—		—	3,039	3,039
Others (vi)	—		1,329	6,047	7,376
	111,493		468,321	10,718	590,532
Liabilities
Contingent consideration in relation to investments and acquisitions (iv)	—		—	484	484
Others (iv)	—		389	924	1,313
	—		389	1,408	1,797

12.
Fair value measurement (Continued)

	As of March 31, 2026
	Level 1		Level 2	Level 3	Total
	RMB		RMB	RMB	RMB
	(in millions)
Assets
Time deposits and certificate of deposits (i)	—		244,844	—	244,844
Wealth management products (i)	—		81,501	—	81,501
Marketable debt securities (i)	—		64,311	—	64,311
Restricted cash and escrow receivables	42,038		—	—	42,038
Listed equity securities (ii)	95,318	(v)	5,276	—	100,594
Convertible and exchangeable bonds (ii)	—		—	2,989	2,989
Option and forward agreements (iii)	—		1,159	1,127	2,286
Deferred consideration (iii)	—		—	3,019	3,019
Others (vi)	—		3,794	4,081	7,875
	137,356		400,885	11,216	549,457
Liabilities
Exchangeable bonds	—		10,976	—	10,976
Contingent consideration in relation to investments and acquisitions (iv)	—		—	408	408
Others (iv)	—		2,955	609	3,564
	—		13,931	1,017	14,948

(i)
Included in short-term investments and equity securities and other investments on the consolidated balance sheets.
(ii)
Included in equity securities and other investments on the consolidated balance sheets.
(iii)
Included in prepayments, receivables and other assets on the consolidated balance sheets.
(iv)
Included in accrued expenses, accounts payable and other liabilities on the consolidated balance sheets.
(v)
As of March 31, 2025 and 2026, listed equity securities with fair value of RMB11,921 million and RMB41,800 million were subject to contractual sale restrictions, respectively. The contractual sale restrictions would lapse within twelve months from March 31, 2026.
(vi)
Others primarily represent other investments with underlying assets measured at fair value.

Schedule of rolling forward of convertible bonds categorized within Level 3 under the fair value hierarchy

Convertible and exchangeable bonds investments categorized within Level 3 under the fair value hierarchy:

Amounts
RMB
(in millions)
Balance as of March 31, 2024	3,197
Additions	311
Net increase in fair value	63
Disposal	(1,767)
Conversion	(985)
Foreign currency translation adjustments	(1)
Balance as of March 31, 2025	818
Additions	2,343
Net increase in fair value	73
Disposal	(112)
Conversion	(61)
Foreign currency translation adjustments	(72)
Balance as of March 31, 2026	2,989

Schedule of rolling forward of deferred consideration categorized within Level 3 under the fair value hierarchy	Deferred consideration categorized within Level 3 under the fair value hierarchy:

Amounts
RMB
(in millions)
Balance as of March 31, 2024	—
Additions	3,022
Net increase in fair value	14
Foreign currency translation adjustments	3
Balance as of March 31, 2025	3,039
Net increase in fair value	40
Foreign currency translation adjustments	(60)
Balance as of March 31, 2026	3,019